Earnings Per Share From Continuing Operations (Details) (USD $) Share data in Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share Repurchases (Table Amounts)
Shares repurchased	19.7	23.1	21.4
Diluted Earnings Per Share (Amounts in Paragraphs)
Dilutive effect of stock options and other stock awards granted	4.2	4.1
Anti-dilutive effect of stock options, other stock awards granted, and mandatorily redeemable preferred stock			7.1
Antidilutive stock options	2.8	8.1	2.1
December 19, 2007 Program - Total Authorization
Share Repurchases (Table Amounts)
Amount authorized	$ 3,600,000,000
Average price per share	$ 59.82
Total shares retired	60.2
Shares repurchased	15.7	23.1	21.4
June 16, 2010 Program - Original Authorization
Share Repurchases (Table Amounts)
Amount authorized	2,000,000,000
Average price per share	$ 59.95
Total shares retired	4.0
Shares repurchased	4.0
Share Repurchases (Amounts in Paragraphs)
Amount remaining under authorization for share repurchases	$ 1,800,000,000